CONTINGENT LIABILITIES AND CONTINGENT ASSETS	12 Months Ended
Jun. 30, 2022
Contingent Liabilities And Contingent Assets
CONTINGENT LIABILITIES AND CONTINGENT ASSETS

35. CONTINGENT LIABILITIES AND CONTINGENT ASSETS

The Company had no contingent liabilities at June 30, 2022 (2021: nil).

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